Quarterly Holdings Report
for
Fidelity® International High Dividend ETF
July 31, 2020
IHD-QTLY-0920
1.9885309.102

Schedule of Investments July 31, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.4%
	Shares	Value
AUSTRALIA – 9.4%
AGL Energy Ltd.	96,089	$ 1,145,289
Australia & New Zealand Banking Group Ltd.	44,404	571,924
BHP Group Ltd.	1,259	33,181
Sonic Healthcare Ltd.	9,890	227,673
Westpac Banking Corp.	47,711	584,751
Woodside Petroleum Ltd.	38,232	548,636
Woolworths Group Ltd.	6,069	168,350
TOTAL AUSTRALIA		3,279,804
BERMUDA – 2.5%
Hongkong Land Holdings Ltd.	182,025	689,875
Jardine Matheson Holdings Ltd.	4,282	175,219
TOTAL BERMUDA		865,094
CANADA – 11.9%
Canadian Apartment Properties REIT	20,196	732,303
Canadian Imperial Bank of Commerce	7,741	535,889
Enbridge, Inc.	27,978	895,421
Inter Pipeline Ltd.	56,116	525,760
Nutrien Ltd.	653	21,265
SNC-Lavalin Group, Inc.	14,210	225,429
The Bank of Nova Scotia	13,343	547,964
The Toronto-Dominion Bank	15,081	667,302
TOTAL CANADA		4,151,333
CAYMAN ISLANDS – 4.4%
Sands China Ltd.	189,600	733,917
Wharf Real Estate Investment Co. Ltd.	224,000	791,928
TOTAL CAYMAN ISLANDS		1,525,845
DENMARK – 0.6%
Novo Nordisk A/S Class B	3,159	209,090
TOTAL DENMARK		209,090
FINLAND – 0.2%
Orion Oyj Class B	1,240	54,282
TOTAL FINLAND		54,282
FRANCE – 9.5%
Alstom S.A. (a)	6,907	385,752
Bouygues S.A. (a)	8,836	313,457
Danone S.A.	1,814	121,281
Klepierre S.A.	42,777	738,018
Peugeot S.A. (a)	43,456	700,915
Sanofi	2,154	225,546
TOTAL S.A.	21,997	814,159
TOTAL FRANCE		3,299,128

	Shares	Value
GERMANY – 10.1%
BASF SE	461	$ 25,518
Bayer AG	1,997	132,808
Bayerische Motoren Werke AG	13,047	843,916
Daimler AG	20,733	916,927
Deutsche Lufthansa AG (a)(b)	21,303	188,377
E.ON SE	116,666	1,370,746
SAP SE	252	39,865
TOTAL GERMANY		3,518,157
HONG KONG – 1.5%
BOC Hong Kong Holdings Ltd.	193,500	539,289
TOTAL HONG KONG		539,289
JAPAN – 24.2%
Asahi Group Holdings Ltd.	4,000	130,294
Astellas Pharma, Inc.	16,700	260,617
Canon, Inc.	900	14,266
Daito Trust Construction Co. Ltd.	12,800	1,001,434
Haseko Corp.	60,500	711,260
Honda Motor Co. Ltd.	35,900	857,009
Japan Post Holdings Co. Ltd.	82,400	559,023
Japan Tobacco, Inc.	8,900	152,528
JFE Holdings, Inc.	3,100	20,055
Komatsu Ltd.	14,500	283,335
Mitsubishi Corp.	13,700	274,635
Mitsui & Co. Ltd.	19,000	282,852
Nissan Motor Co. Ltd.	151,900	518,641
Otsuka Holdings Co. Ltd.	6,200	256,256
Sojitz Corp.	90,400	188,957
SUMCO Corp.	1,200	18,330
Sumitomo Corp.	20,700	229,065
Sumitomo Mitsui Financial Group, Inc.	24,804	656,873
The Kansai Electric Power Co., Inc.	87,400	827,874
Tokyo Electron Ltd.	100	27,239
Toyota Motor Corp.	19,567	1,150,554
TOTAL JAPAN		8,421,097
NETHERLANDS – 2.8%
ASML Holding N.V.	105	37,211
BE Semiconductor Industries N.V.	304	13,452
ING Groep N.V.	67,153	468,192
Koninklijke Ahold Delhaize N.V.	4,751	137,474
Koninklijke Philips N.V. (a)	2,481	128,764
Unilever N.V.	3,160	187,134
TOTAL NETHERLANDS		972,227
NORWAY – 0.2%
Mowi ASA	4,081	73,629
TOTAL NORWAY		73,629

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Common Stocks – continued
	Shares	Value
SINGAPORE – 1.7%
DBS Group Holdings Ltd.	38,900	$ 560,820
Venture Corp. Ltd.	1,100	14,359
TOTAL SINGAPORE		575,179
SPAIN – 2.4%
Banco Santander S.A. (a)	202,010	432,033
Repsol S.A.	53,597	417,030
TOTAL SPAIN		849,063
SWEDEN – 0.9%
Volvo AB Class B (a)	17,573	303,269
TOTAL SWEDEN		303,269
SWITZERLAND – 6.8%
Adecco Group AG	4,037	191,577
Nestle S.A.	4,293	510,139
Novartis AG	4,162	345,285
Roche Holding AG	1,185	411,761
UBS Group AG	78,220	919,603
TOTAL SWITZERLAND		2,378,365
UNITED KINGDOM – 10.3%
AstraZeneca PLC	2,384	266,904
Babcock International Group PLC	36,643	138,703
BHP Group PLC	1,291	28,043
BP PLC	175,405	633,447
British American Tobacco PLC	5,311	175,975
GlaxoSmithKline PLC	9,356	187,855
Imperial Brands PLC	6,002	100,518
Micro Focus International PLC	1,320	4,801
Rio Tinto PLC	547	33,133

	Shares	Value

Royal Dutch Shell PLC Class B	52,242	$ 741,079
SSE PLC	66,011	1,127,179
Wm Morrison Supermarkets PLC	51,897	127,272
TOTAL UNITED KINGDOM		3,564,909
TOTAL COMMON STOCKS (Cost $43,241,413)		34,579,760
Money Market Fund – 0.6%

Fidelity Securities Lending Cash Central Fund, 0.13% (c)(d) (Cost $201,467)	201,447	201,467
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $43,442,880)		34,781,227
NET OTHER ASSETS (LIABILITIES) (e) – (0.00%)		(8,062)
NET ASSETS – 100.0%		$ 34,773,165

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $17,600 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
ICE MSCI EAFE Index Future Contracts	2	September 2020	$181,360	$678	$678
The notional amount of futures purchased as a percentage of Net Assets is 0.5%
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 861
Fidelity Securities Lending Cash Central Fund	9,067
Total	$9,928
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Schedule of Investments (Unaudited)–continued
Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
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